January 11, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	Wilshire Variable Insurance Trust (“Registrant”)
File Nos. 333-15881 and 811-07917

To the Commission:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the purpose of this filing is to submit an interactive date file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the supplements filed with the Securities and Exchange Commission on December 29, 2011.

Very truly yours, /s/ Renee M. Hardt Renee M. Hardt

RMH/ser
Enclosures